Revenue - Summary of Internal Performance Measurement and Resource Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 2,795.8	$ 2,778.5
Canada [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,052.1	1,030.5
United States [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,704.0	1,708.1
Rest of the world [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	39.7	39.9
Steel Sheet and Strip [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	2,035.8	2,161.3
Plate [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	506.2	387.4
Slab [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	3.3	1.4
Freight [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	198.3	182.4
Non-steel revenue [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 52.2	$ 46.0